Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	PROFIT FUNDS INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001016887
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 28, 2016
Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
The Profit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary THE PROFIT FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Profit Fund (the “Fund”) seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 01, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	54.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to reduce expenses remains in effect only until February 1, 2017 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 65% of its total assets in the common stocks of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion at the time of purchase). The Fund expects to invest a portion of its assets in stocks currently paying dividends, although it may buy stocks that are not paying dividends but offer prospects for growth of capital or future income. At times the Fund may invest more than 25% of its assets in the securities of issuers in industries within a particular sector.

The Fund’s investment strategy is designed to participate in rising equity markets while limiting, as much as possible, the downside volatility that can accompany equity investing. The Adviser uses a disciplined valuation process to select stocks generally having the following characteristics:

• low price/earnings ratios relative to a company’s sector or historical performance;

• strong balance sheet ratios;

• high return on capital; and/or

• low price/earnings growth ratios relative to a company’s sector.

In the Adviser’s opinion, these stocks typically enjoy low expectations from investors in general and are undervalued. As a result, in the Adviser’s opinion, average “earnings” performance by such companies can result in superior stock performance, and disappointing “earnings” should result in minimal negative stock performance.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether:

• the stock is overvalued relative to other investments;

• the stock has met the Adviser’s earnings expectations;

• political, economic, or other events could affect the company’s performance; and

• the Adviser has identified a more attractive opportunity.

The Adviser will not necessarily sell a security based on these or other factors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with above-average risk tolerance. As with any mutual fund investment, you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. Investments in common stock are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

Style Risk. The Adviser’s approach generally focuses on stocks it believes are selling at a discount relative to the market and their peers while having strong growth characteristics. If the market does not recognize these companies, their stock prices may remain stable or decrease in value. The Fund may underperform other funds that employ a different investment style.

Manager Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the market as a whole.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories—large, medium and small. The Fund invests primarily in large capitalization companies. Investing primarily in one category (i.e., large capitalization) carries the risk that due to current market conditions that category may be out of favor. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector Risk. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2015, the Fund had 25.5% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the last 10 years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below and on the following page reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 888.744.2337.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the last 10 years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888.744.2337
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 16.10% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.36% during the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Profit Fund | The Profit Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVALX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (redemptions paid by bank wire)	rr_ShareholderFeeOther	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 137
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	636
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,160
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,600
2006	rr_AnnualReturn2006	9.85%
2007	rr_AnnualReturn2007	9.01%
2008	rr_AnnualReturn2008	(34.92%)
2009	rr_AnnualReturn2009	33.04%
2010	rr_AnnualReturn2010	10.50%
2011	rr_AnnualReturn2011	0.79%
2012	rr_AnnualReturn2012	17.16%
2013	rr_AnnualReturn2013	31.85%
2014	rr_AnnualReturn2014	14.67%
2015	rr_AnnualReturn2015	(6.76%)
1 Year	rr_AverageAnnualReturnYear01	(6.76%)
5 Years	rr_AverageAnnualReturnYear05	10.73%
10 Years	rr_AverageAnnualReturnYear10	6.67%
The Profit Fund | Return After Taxes on Distributions | The Profit Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
5 Years	rr_AverageAnnualReturnYear05	8.48%
10 Years	rr_AverageAnnualReturnYear10	5.28%
The Profit Fund | Return After Taxes on Distributions and Sale of Fund Shares | The Profit Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
5 Years	rr_AverageAnnualReturnYear05	8.70%
10 Years	rr_AverageAnnualReturnYear10	5.49%
The Profit Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%

[1]	Profit Investment Management, LLC (the "Adviser") has contractually agreed until at least February 1, 2017 to waive Management Fees and/or reimburse Other Expenses so that the Fund's annual ordinary operating expenses do not exceed 1.35% of the Fund's average daily net assets. This arrangement, which is an addendum to the Management Agreement, will terminate if the Management Agreement between the Trust and the Adviser is terminated. The Trust or the Adviser may terminate the Management Agreement upon 60 days written notice.